WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 93.0%
Adjustable Rate Mortgage Trust, 2005-5 1A1	2.843%	9/25/35	$96,853	$88,373	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	2.577%	10/25/35	191,516	178,376	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	0.586%	3/25/36	217,472	106,734	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.735%)	0.821%	8/25/35	3,460,000	3,223,303	(b)(c)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	0.836%	10/25/30	675,420	653,279	(b)(d)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.914%	6/25/35	1,174,541	158,606	(b)
Alternative Loan Trust, 2005-14 3A1	2.393%	5/25/35	146,536	111,246	(b)
Alternative Loan Trust, 2005-36 4A1	2.751%	8/25/35	201,607	198,913	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	0.586%	10/25/35	551,178	386,994	(b)
Alternative Loan Trust, 2006-HY10 1A1	2.576%	5/25/36	178,624	167,017	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	82,463	52,027
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	26,975	27,049
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	28.056%	9/25/37	426,025	542,874	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	0.265%	6/25/47	960,720	856,705	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	2.811%	1/25/36	715,813	583,329	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	0.886%	3/25/47	12,735,445	426,387	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	0.984%	7/25/46	1,767,775	705,648	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	0.214%	2/27/37	2,632,184	2,299,937	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	2.994%	12/20/34	258,548	258,765	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	33,540	33,422	(b)
Banc of America Funding Trust, 2006-F 1A1	2.594%	7/20/36	107,194	111,724	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	1.653%	9/26/45	3,750,000	3,302,281	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	0.343%	3/27/36	4,192,171	4,169,589	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	0.886%	3/25/37	1,724,558	1,630,616	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	0.986%	3/25/37	2,099,580	2,005,194	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	1.236%	3/25/37	951,244	940,586	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
BCAP LLC Trust, 2011-RR2 1A4	2.908%	7/26/36	$2,630,536	$1,521,873	(b)(c)(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	2.676%	11/25/35	208,695	169,155	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.585%	9/25/34	40,222	39,121	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	4.836%	10/25/27	1,070,000	1,110,553	(b)(d)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	2.986%	4/25/28	510,000	514,954	(b)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	133,225	83,316
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.414%	6/25/35	6,405,223	1,263,951	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	0.216%	4/25/47	69,605	77,914	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	0.726%	3/25/35	51,589	50,952	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.518%	4/25/35	263,403	218,034	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	0.686%	3/25/35	37,720	30,958	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR +19.525%)	19.288%	10/25/35	11,292	12,483	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	3.075%	2/20/36	32,893	28,753	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	1.987%	2/20/36	93,588	90,321	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.981%	9/25/37	2,723,866	1,807,814	(b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	2.749%	7/25/36	177,636	124,625	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,476,436	2,757,328	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004- HYB3 1A	2.658%	9/25/34	28,775	28,929	(b)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	1.228%	8/25/34	19,467	19,563	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.213%	8/25/35	128,746	122,539	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.746%	7/25/36	263,111	258,422	(b)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	0.636%	5/25/47	348,557	310,703	(b)(d)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	0.526%	9/25/36	$3,596,992	$232,647	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	261,375	189,742
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	19.289%	7/27/36	273,418	379,212	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.225%	10/27/36	3,706,656	3,241,431	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	2.324%	8/27/36	3,443,839	3,072,668	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.998%	7/25/57	3,052,442	2,945,869	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.998%	7/25/57	3,501,991	3,170,497	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.998%	7/25/57	2,977,486	2,277,937	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.998%	7/25/57	3,171,543	621,369	(b)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	1,369,975	(b)(d)(e)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	0.364%	2/15/34	39,101	37,655	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	21,032	16,872	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	9.084%	4/15/36	161,568	27,782	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	15.802%	4/15/36	154,094	44,488	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	10.739%	4/15/36	63,408	20,553	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	7.432%	4/15/36	228,800	53,552	(b)(d)
FARM Mortgage Trust, 2021-1 B	3.254%	1/25/51	1,400,000	1,214,500	(b)(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	5.550%	1/25/34	1,200,000	1,291,275	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,115,892	5,037,271	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.353%	9/25/55	24,857,434	2,695,751	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	165,496,410	632,693	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	$11,257,220	$3,976,485	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.185%	8/25/56	19,271,780	2,131,906	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	417,768,285	1,813,950	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.000%	8/25/57	3,364,141	1,651,356	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	721,612	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	2.879%	8/25/59	4,074,461	2,563,262	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.586%	10/25/28	494,544	574,788	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	11.336%	12/25/28	1,029,069	1,216,690	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	8.686%	3/25/29	1,575,701	1,695,681	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	11.336%	10/25/29	1,771,321	2,052,798	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.039%	9/25/47	818,081	800,636	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.836%	5/25/43	5,527,435	6,411,247	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	10.586%	2/25/47	3,530,000	4,114,063	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.809%	5/25/48	1,795,113	1,724,841	(b)(d)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.500%	11/25/48	$4,102,738	$4,073,998	(b)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.064%	12/25/42	1,859,859	363,351	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	11.836%	8/25/28	1,865,425	2,117,026	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	12.336%	9/25/28	2,338,302	2,729,836	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	11.836%	10/25/28	1,654,420	1,918,935	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.336%	1/25/29	2,614,238	2,962,612	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.336%	4/25/29	3,510,389	3,880,056	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.336%	1/25/40	1,500,000	1,510,312	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.808%	8/25/35	356,818	338,290	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	76,474	41,204
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.438%	3/20/23	15,557	15,559	(b)(d)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2,IO(-1.000 x 1 mo. USD LIBOR + 5.000%)	4.914%	4/25/35	265,961	51,132	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	46,417	53,335	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	307,216	319,452	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	2.623%	2/25/36	13,754	6,038	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	0.586%	5/25/36	3,500,000	3,196,172	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.054%	1/25/37	97,953	90,770	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	0.806%	10/25/34	$128,042	$126,193	(b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	2.861%	1/25/36	65,499	60,440	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	2.350%	1/25/35	33,575	33,348	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	2.912%	9/25/35	44,586	42,516	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR7 5A1	3.031%	5/25/36	159,435	138,297	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR9 3A3	2.948%	6/25/36	235,588	236,484	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR11 1A1	2.838%	6/25/36	311,886	289,715	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.323%	3/25/37	233,308	243,991	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	649,994	480,354
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	38,716	40,976
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	13,677	14,401
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	0.586%	8/25/37	2,077,750	773,942	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2, Step bond	4.250%	1/25/59	4,520,000	4,524,573	(c)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2, Step bond	3.250%	7/25/61	1,640,000	1,640,783	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.314%	7/25/36	4,528,151	1,104,406	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	5.264%	11/25/36	3,862,195	786,190	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	0.266%	11/25/36	2,832,859	1,486,250	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.064%	11/25/36	5,059,105	1,444,893	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	0.416%	6/25/37	2,599,369	229,197	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.340%)	0.426%	12/25/36	465,514	429,860	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.656%	10/25/34	42,005	44,051	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.296%	4/25/46	134,276	124,951	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	$49,846	$45,289	(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.760%	3/25/36	426,762	275,068	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.226%	6/25/36	209,642	61,420	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 5AX 2A3 (1 mo. USD LIBOR + 0.460%)	0.546%	2/25/37	1,568,459	582,413	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 15AR 4A1	2.879%	11/25/37	392,224	373,329	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	0.809%	12/27/46	913,865	835,515	(b)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	1.151%	11/25/34	427,929	431,985	(b)
New Residential Mortgage Loan Trust, 2017-4A B4	5.315%	5/25/57	2,253,707	2,450,726	(b)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	31,155,819	478,290	(b)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.336%	5/25/55	2,460,000	2,468,335	(b)(d)
Nomura Resecuritization Trust, 2014-5R 1A9	6.061%	6/26/35	1,756,935	1,772,600	(b)(c)(d)
Nomura Resecuritization Trust, 2015-4R 4A7	3.068%	3/26/37	816,392	825,219	(b)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.837%	5/27/23	1,311,093	1,299,294	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	0.716%	11/25/35	2,120,397	2,015,069	(b)(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	0.626%	8/25/31	679,560	625,461	(b)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	2.336%	1/25/30	2,345,000	2,343,774	(b)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.750%	12/27/33	1,225,000	1,227,886	(b)(d)
RALI Trust, 2005-QA3 CB4	3.574%	3/25/35	945,431	500,413	(b)
RALI Trust, 2006-QA1 A11	4.008%	1/25/36	271,974	237,374	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.360%)	0.446%	5/25/36	171,008	161,906	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.440%)	0.526%	2/25/46	174,031	51,365	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.260%)	0.346%	2/25/37	65,941	73,856	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD
LIBOR + 1.350%)	1.435%	4/25/34	$925,330	$897,105	(b)(c)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	82,788	81,017
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	297,768	199,861
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	0.436%	1/25/37	2,700,568	404,487	(b)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	2,376,413	2,384,089	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5, Step bond	6.166%	5/25/36	529,288	387,747
Renaissance Home Equity Loan Trust, 2007-2 AF2, Step bond	5.675%	6/25/37	445,054	182,247
Renaissance Home Equity Loan Trust, 2007-3 AF3, Step bond	7.238%	9/25/37	1,613,817	947,386	(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	0.586%	4/25/36	1,375,411	420,866	(b)
Residential Asset Securitization Trust, 2006-A1 1A7,IO (-1.000x1mo. USDLIBOR + 5.500%)	5.414%	4/25/36	2,850,592	727,853	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	198,643	158,471
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.314%	9/25/36	2,533,513	334,845	(b)
RFMSI Trust, 2006-SA2 4A1	5.193%	8/25/36	26,288	20,498	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	0.586%	6/25/37	1,204,735	966,675	(b)(c)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.414%	6/25/37	1,222,339	212,582	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	2.653%	12/25/34	173,045	170,898	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.574%	3/25/35	120,422	108,164	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	3.315%	3/25/35	30,483	31,303	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	2.982%	4/25/35	49,788	51,639	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	3.836%	9/25/34	297,405	329,992	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.440%)	0.526%	5/25/46	503,947	257,207	(b)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.352%	10/20/35	$10,629	$9,782	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	22.968%	10/25/35	125,569	154,307	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	35.303%	11/25/35	46,869	87,794	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	0.986%	11/25/35	89,954	81,352	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	0.881%	1/25/45	1,455,419	1,063,639	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.980%)	1.066%	10/25/45	120,770	120,580	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.800%)	0.886%	11/25/45	584,772	327,787	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.200%)	0.286%	12/25/36	293,684	189,814	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	2.448%	12/25/36	147,965	141,943	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1mo. USD LIBOR + 5.460%)	5.374%	3/25/37	1,613,009	213,129	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $137,561,741)				162,649,824

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 35.8%
BPR Trust, 2021-TY F (1 mo. USD LIBOR + 4.200%)	4.300%	9/25/38	1,000,000	1,006,897	(b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	5.584%	8/15/38	3,536,000	3,544,822	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	2.984%	4/15/34	2,000,000	1,994,977	(b)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	2,000,000	1,997,688	(b)(d)
BX Trust, 2021-VIEW D (1 mo. USD LIBOR + 2.900%)	2.984%	6/15/23	880,000	882,710	(b)(d)
BX Trust, 2021-VIEW E (1 mo. USD LIBOR + 3.600%)	3.684%	6/15/23	880,000	883,273	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	2,139,558	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.600%)	4.684%	7/15/32	$1,620,000	$1,533,175	(b)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.684%	7/15/32	3,300,000	2,365,023	(b)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	3,000,000	2,900,824	(b)(d)
CSMC Trust, 2020-LOTS A (1 mo. USD LIBOR + 3.975%, 4.725% floor)	4.725%	7/15/22	1,384,000	1,386,739	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	6.334%	7/15/38	2,080,000	2,079,550	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	26	(d)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	2.934%	7/15/38	2,288,096	2,317,648	(b)(d)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	3.784%	7/15/38	2,357,734	2,392,966	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	7.800%	1/25/51	950,000	1,139,607	(b)(d)
FREMF Mortgage Trust, 21K-F117 CS (30 Day Average SOFR + 6.400%)	6.450%	7/25/31	1,900,000	1,900,345	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	3.780%	2/25/38	3,847,075	2,998,195	(b)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	11,303	11,008	(b)
GS Mortgage Securities Corp. Trust, 2019- SMP G (1 mo. USD LIBOR + 4.250%)	4.334%	8/15/32	1,500,000	1,381,039	(b)(d)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.968%	8/10/45	2,277,120	881,553	(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.834%	5/15/38	1,000,000	999,270	(b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. USD LIBOR + 3.150%)	3.240%	5/15/38	1,697,000	1,674,655	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.088%	4/17/45	8,755	8,451	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.261%	2/12/49	67,945	76,928	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.717%	2/15/51	73,816	68,113	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.442%	6/15/35	3,000,000	360,450	(b)(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.334%	12/15/36	$1,520,000	$1,358,253	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.834%	12/15/36	1,520,000	1,299,278	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.085%	1/16/37	646,000	630,780	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	4.085%	1/16/37	646,000	621,614	(b)(d)
KIND Trust, 2021-KIND F (1 mo. USD LIBOR + 3.950%)	4.034%	8/15/38	1,810,000	1,818,077	(b)(d)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.000%)	4.084%	11/15/36	2,000,000	1,998,533	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	44,999	22,095	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	28,525	28,110	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	6,647	6,549	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,540	1,539
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.470%	12/12/49	133,990	80,897	(b)
Motel Trust, 2021-MTL6 H (1 mo. USD LIBOR + 6.000%)	6.100%	9/15/38	1,010,000	1,018,333	(b)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,100,000	1,818,871	(b)(d)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	8.836%	10/15/49	2,500,000	2,708,192	(b)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	7.586%	3/25/50	1,500,000	1,656,113	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,900,000	1,753,923	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	829,272	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,280,000	1,268,342	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,500,000	(e)(g)(h)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,500,000	1,354,020	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.584%	11/15/27	$1,000,000	$10	(b)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.484%	11/15/27	1,600,000	16	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.413%	11/11/34	1,012,600	1,009,504	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.185%	11/11/34	769,576	751,682	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	132,822	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,149,979	19,697	(b)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $75,386,733)				62,612,012

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.5%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	600,000	569,648	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	1,980,000	2,087,879	(d)
Banc of America Funding Trust, 2015-R4 4A3	8.301%	1/27/30	13,402,071	4,958,123	(b)(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	705,804
BCMSC Trust, 1998-B A	6.530%	10/15/28	318,638	330,081	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	91,461	92,040	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,192,116	(b)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	123,785	5,299	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	830,000	816,235	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	1,000,000	984,368	(d)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	0.934%	3/29/38	6,237,914	1,497,068	(b)(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	395
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	903,654	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	885,745	(d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	1,173,759	1,220,049	(d)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	$1,691,453	$1,674,547	(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.146%	6/7/30	400,000	393,006	(b)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $23,565,696)				18,316,057

			FACE AMOUNT
CORPORATE BONDS & NOTES - 1.5%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,443	509,140	(d)

FINANCIALS - 1.2%
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,000,000	1,988,400	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $2,483,418)				2,497,540

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $238,997,588)				246,075,433

			SHARES
SHORT-TERM INVESTMENTS - 4.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $7,054,460)	0.010%		7,054,460	7,054,460	(i)

TOTAL INVESTMENTS - 144.8% (Cost - $246,052,048)				253,129,893
Liabilities in Excess of Other Assets - (44.8)%				(78,285,289)

TOTAL NET ASSETS - 100.0%				$174,844,604

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $1,497,980.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $7,054,460 and the cost was $7,054,460 (Note 2).

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2021, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities International Inc.	1.877%	8/11/2021	5/22/2023	$7,520,000	Residential Mortgage- Backed Securities	$10,839,980
Nomura Securities International Inc.	1.879%	9/24/2021	5/22/2023	5,022,000	Residential Mortgage- Backed Securities	7,793,112

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities International Inc.	1.891%	5/27/2021	5/22/2023	$61,451,000	Residential Mortgage- Backed Securities	$84,061,851
Nomura Securities International Inc.	1.896%	7/2/2021	5/22/2023	2,495,000	Residential Mortgage- Backed Securities	6,127,429

				$76,488,000		$108,822,372

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	48	12/21	$9,501,434	$9,171,000	$(330,434)
Contracts to Sell:
U.S. Treasury 5-Year Notes	39	12/21	4,813,659	4,786,945	26,714

Net unrealized depreciation on open futures contracts					$(303,720)

At September 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$840,000	2/15/47	1.520% annually	Daily SOFR Compound annually	$(29,812)	$42,074

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	$500,000	10/17/57	3.000% monthly	$(64,895)	$(21,631)	$(43,264)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	$500,000	8/17/61	3.000% monthly	$23,105	$40,625	$(17,520)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

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Notes to Schedule of Investments (unaudited) (continued)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$162,649,824	—	$162,649,824
Commercial Mortgage-Backed Securities	—	61,112,012	$1,500,000	62,612,012
Asset-Backed Securities	—	18,316,057	—	18,316,057
Corporate Bonds & Notes	—	2,497,540	—	2,497,540

Total Long-Term Investments	—	244,575,433	1,500,000	246,075,433

Short-Term Investments†	$7,054,460	—	—	7,054,460

Total Investments	$7,054,460	$244,575,433	$1,500,000	$253,129,893

Other Financial Instruments:
Futures Contracts††	$26,714	—	—	$26,714
Centrally Cleared Interest Rate Swaps††	—	$42,074	—	42,074
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	23,105	—	23,105

Total Other Financial Instruments	$26,714	$65,179	—	$91,893

Total	$7,081,174	$244,640,612	$1,500,000	$253,221,786

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$330,434	—	—	$330,434
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	$64,895	—	64,895

Total	$330,434	$64,895	—	$395,329

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$55,469,117	55,469,117	$48,414,657	48,414,657	—	$332	—	$7,054,460

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